Board Compensation and Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Profit and Loss Statement for the Remuneration of the Statutory Directors

In 2018, 2017 and 2016, the following amounts were charged to the consolidated statement of profit or loss and comprehensive loss for the remuneration of the statutory directors:

	December 31,
Name	Gross salary	Bonus	Pension	Option cost	Total
	(in euros)
Ton Logtenberg, President, CEO and Principal Financial Officer
2018	445,606	155,962	31,881	2,696,918	3,330,367
2017	432,782	337,945	51,528	4,675,590	5,497,845
2016	369,204	147,820	17,717	907,236	1,441,977
Shelley Margetson(*), Former COO
2018	—	—	—	—	—
2017	(**) 420,782	—	19,595	451,752	892,129
2016	198,987	84,000	6,152	164,547	453,686

(*)	Resigned as a statutory director of the Company effective as of May 24, 2017.
(**)	Gross salary includes severance payments totaling €257,260.

Summary of the Remuneration Received for Key Management Personnel

The remainder of the key management personnel has received the following remuneration:

	Year ended December 31,
Remuneration	2018	2017	2016
	(in euros)
Short-term employment benefits	2,705,438	2,808,998	1,139,763
Post-employment benefits	40,882	108,416	18,720
Other long-term benefits	—	—	—
Termination benefits	—	—	—
Share-based compensation	3,688,978	5,171,233	1,195,876

Total	6,435,298	8,088,647	2,354,359

Summary of Statement of Profit and Loss for the Remuneration of the(Former) Members of the Supervisory Board

The following amounts were charged to the consolidated statement of profit or loss and comprehensive loss for the remuneration of the members of the Board:

	Year ended December 31, 2018			Year ended December 31, 2017			Year ended December 31, 2016
Name	Cash compensation	Option cost	Total	Cash compensation	Option cost	Total	Cash compensation	Option cost	Total
	(in euros)			(in euros)			(in euros)
Russell Greig	38,603	79,333	117,936	—	—	—	—	—	—
Mark Iwicki	55,066	68,666	123,732	59,840	120,596	180,436	50,394	183,367	233,761
Len Kanavy	32,859	152,485	185,344	—	—	—	—	—	—
Wolfgang Berthold	19,315	65,776	85,091	37,530	90,944	128,474	19,850	50,928	70,778
Lionel Carnot*	20,401	—	20,401	35,445	61,870	97,315	24,852	66,959	91,811
John de Koning	40,768	51,044	91,812	38,573	113,613	152,186	26,230	37,000	63,230
Anand Mehra	39,863	34,449	74,312	39,615	83,683	123,298	26,938	84,703	111,641
Gregory Perry	45,356	54,797	100,153	41,700	103,169	144,869	28,356	97,365	125,721

Total	292,231	506,550	798,781	252,703	573,875	826,578	176,620	520,322	696,942

(*)	former board member

Summary of Average Exercise Price Per Share Held by the Members of the Supervisory Board

As at December 31, members of the Board held the following number of options:

	December 31, 2018		December 31, 2017		December, 31 2016
Name	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
Russell Greig	9,966	€19.97	—	€—	—	€—
Mark Iwicki	84,209	€10.07	79,226	€7.32	73,576	€6.57
Len Kanavy	21,818	€16.33	—	€—	—	€—
Wolfgang Berthold	36,540	€15.22	24,040	€8.90	26,724	€3.02
Lionel Carnot*	—	€—	22,650	€11.80	17,000	€8.87
John de Koning	27,633	€14.34	22,650	€11.80	17,000	€8.87
Anand Mehra	27,633	€14.34	22,650	€11.80	17,000	€8.87
Gregory Perry	27,633	€14.34	22,650	€11.80	17,000	€8.87
Gabriele Dallmann*	—	€—	—	€—	16,828	€3.24

Total	235,432	€11.52	193,866	€9.61	185,128	€7.21

(*)	former board member